Line of credit and debt - Schedule of debt (Details) - CAD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022	Feb. 28, 2022	Feb. 28, 2021
Debt Instrument [Line Items]
Balance, February 28, 2022	$ 856,119	$ 2,971,350
Additions	0	939,696	$ 1,549,929	$ 0
Forgiveness of loan	0	(918,316)
Principal repayments	(42,541)	(2,263,306)
Translation	(3,155)	126,740
Balance, May 31, 2022	810,423	856,119	856,119
Less: current portion	(176,292)	(174,361)	(174,361)
Long-term portion	634,131	681,758	681,758
South Dakota Development Corporation [Member]
Debt Instrument [Line Items]
Balance, February 28, 2022	0	509,543
Additions		0
Forgiveness of loan		0
Principal repayments		(529,326)
Translation		19,783
Balance, May 31, 2022		0	0
Long-term portion		0	0
State of South Dakota Governor's Office of Economic Development [Member]
Debt Instrument [Line Items]
Balance, February 28, 2022	0	28,480
Additions		0
Forgiveness of loan		0
Principal repayments		(29,586)
Translation		1,106
Balance, May 31, 2022		0	0
Long-term portion		0	0
Other Notes payable [Member]
Debt Instrument [Line Items]
Balance, February 28, 2022	0	1,549,289
Principal repayments		(1,609,441)
Translation		60,152
Balance, May 31, 2022		0	0
Long-term portion		0	0
Covid-Related Loans [Member]
Debt Instrument [Line Items]
Balance, February 28, 2022	0	884,038
Additions		0
Forgiveness of loan		(918,361)
Principal repayments		0
Translation		34,323
Balance, May 31, 2022		0	0
Less: current portion		0	0
Long-term portion		0	0
Crestmark term loan [Member]
Debt Instrument [Line Items]
Balance, February 28, 2022	856,119	0
Additions	0	939,696
Forgiveness of loan	0	0
Principal repayments	(42,541)	(94,953)
Translation	(3,155)	11,376
Balance, May 31, 2022	810,423	856,119	856,119
Less: current portion	(176,292)	(174,361)	(174,361)
Long-term portion	$ 634,131	$ 681,758	$ 681,758